UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Investments May 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed Securities Central Fund

May 31, 2015

1.850080.108

MBSCEN-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 98.7%
	Principal Amount	Value
Fannie Mae - 56.8%
1.75% 10/1/34 (d)	$ 7,397	$ 7,713
1.85% 10/1/33 (d)	5,816	6,052
1.88% 1/1/35 (d)	580,908	609,690
1.88% 1/1/35 (d)	5,663	5,905
1.885% 2/1/33 (d)	3,752	3,907
1.91% 12/1/34 (d)	105,257	109,874
1.91% 3/1/35 (d)	69,677	72,750
1.93% 10/1/33 (d)	37,178	38,810
1.94% 7/1/35 (d)	37,360	39,352
2.045% 1/1/35 (d)	395,271	416,050
2.05% 3/1/35 (d)	9,454	9,776
2.053% 6/1/36 (d)	83,439	89,215
2.058% 4/1/37 (d)	220,100	233,586
2.094% 5/1/36 (d)	329,382	348,617
2.105% 7/1/34 (d)	65,238	69,154
2.115% 12/1/34 (d)	25,111	26,455
2.14% 9/1/36 (d)	144,328	154,747
2.142% 9/1/36 (d)	186,369	199,823
2.19% 3/1/37 (d)	46,613	49,448
2.22% 5/1/35 (d)	501,062	532,552
2.232% 3/1/33 (d)	197,601	208,633
2.27% 6/1/47 (d)	262,667	281,629
2.271% 3/1/40 (d)	923,618	986,511
2.274% 11/1/36 (d)	198,402	211,366
2.31% 12/1/39 (d)	541,040	579,393
2.318% 7/1/35 (d)	228,137	242,522
2.335% 9/1/35 (d)	234,637	251,575
2.372% 5/1/36 (d)	390,264	416,933
2.421% 10/1/33 (d)	198,777	212,574
2.432% 6/1/36 (d)	780,882	836,038
2.458% 3/1/35 (d)	135,197	144,956
2.5% 9/1/22 to 8/1/43 (c)	227,865,113	232,096,236
2.53% 9/1/37 (d)	57,132	61,257
2.542% 6/1/42 (d)	648,946	673,201
2.585% 7/1/34 (d)	438,673	470,340
2.691% 2/1/42 (d)	3,134,314	3,263,790
2.765% 1/1/42 (d)	2,809,958	2,930,112
2.921% 7/1/43 (d)	15,827,309	16,554,606
2.96% 11/1/40 (d)	378,244	397,735
2.982% 9/1/41 (d)	450,942	473,692
2.992% 8/1/41 (d)	2,468,098	2,569,423
3% 4/1/32 to 3/1/44	325,906,783	331,140,801
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3% 6/1/45 (a)	$ 18,300,000	$ 18,534,467
3% 6/1/45 (a)	31,200,000	31,599,747
3% 6/1/45 (a)	18,300,000	18,534,467
3% 6/1/45 (a)	7,900,000	8,001,218
3% 6/1/45 (a)	17,700,000	17,926,779
3% 6/1/45 (a)	40,531,000	41,050,299
3% 6/1/45 (a)	40,069,000	40,582,380
3.059% 10/1/41 (d)	179,016	186,023
3.237% 7/1/41 (d)	718,152	761,548
3.308% 10/1/41 (d)	363,512	383,095
3.357% 9/1/41 (d)	707,127	758,173
3.461% 12/1/40 (d)	28,238,159	30,046,866
3.5% 4/1/24 to 7/1/44	299,730,806	314,445,228
3.5% 6/1/30 (a)	12,200,000	12,938,324
3.5% 6/1/45 (a)	39,100,000	40,835,059
3.5% 6/1/45 (a)	64,000,000	66,839,994
3.5% 6/1/45 (a)	53,400,000	55,769,620
3.5% 7/1/45 (a)	53,400,000	55,613,184
3.5% 7/1/45 (a)	64,000,000	66,652,506
3.5% 7/1/45 (a)	39,100,000	40,720,515
3.554% 7/1/41 (d)	730,938	776,170
4% 9/1/24 to 1/1/45	382,285,184	410,912,933
4% 6/1/45 (a)	115,000,000	122,780,463
4% 6/1/45 (a)	10,000,000	10,676,562
4% 6/1/45 (a)	11,300,000	12,064,515
4% 6/1/45 (a)	20,700,000	22,100,483
4.5% 4/1/21 to 2/1/45	258,403,230	282,094,501
4.5% 6/1/45 (a)	13,000,000	14,133,438
4.5% 6/1/45 (a)	17,900,000	19,460,656
5% 3/1/18 to 8/1/41	21,087,887	23,806,681
5.204% 7/1/37 (d)	70,272	75,191
5.5% 12/1/17 to 9/1/41	125,192,731	141,919,004
5.565% 8/1/46 (d)	64,974	69,470
6% 2/1/17 to 1/1/42	33,425,624	38,307,125
6.5% 8/1/15 to 4/1/37	4,804,261	5,441,117
7% 12/1/15 to 7/1/37	3,377,895	3,933,617
7.5% 10/1/15 to 2/1/32	1,403,343	1,657,409
8% 12/1/17 to 3/1/37	26,191	31,636
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
8.5% 9/1/15 to 7/1/31	$ 10,226	$ 12,234
9.5% 4/1/16 to 2/1/25	38,839	42,563
		2,570,502,059
Freddie Mac - 17.8%
1.5% 8/1/37 (d)	66,409	68,526
1.82% 3/1/35 (d)	200,118	208,032
1.825% 3/1/37 (d)	32,184	33,661
1.852% 1/1/36 (d)	171,696	181,061
1.914% 3/1/36 (d)	352,414	369,228
1.981% 12/1/35 (d)	491,870	519,077
2.022% 2/1/37 (d)	334,672	351,419
2.05% 6/1/37 (d)	55,079	57,926
2.055% 11/1/35 (d)	424,181	451,306
2.095% 8/1/37 (d)	141,173	149,294
2.105% 3/1/36 (d)	407,255	428,986
2.121% 5/1/37 (d)	136,484	145,825
2.182% 6/1/33 (d)	468,500	495,441
2.333% 4/1/37 (d)	171,131	183,484
2.346% 10/1/36 (d)	702,848	751,506
2.351% 10/1/35 (d)	248,937	263,847
2.364% 4/1/36 (d)	441,963	472,562
2.375% 5/1/37 (d)	129,330	138,552
2.385% 6/1/37 (d)	58,174	62,373
2.402% 10/1/42 (d)	3,528,530	3,722,468
2.415% 6/1/37 (d)	505,350	541,831
2.42% 6/1/36 (d)	126,327	135,446
2.442% 6/1/33 (d)	1,484,979	1,592,177
2.448% 6/1/37 (d)	105,420	112,178
2.545% 7/1/36 (d)	158,213	169,634
2.548% 3/1/35 (d)	2,184,749	2,342,461
2.595% 4/1/37 (d)	15,515	16,635
2.723% 3/1/33 (d)	11,614	12,452
2.757% 12/1/36 (d)	577,531	619,221
3% 8/1/42 to 7/1/43	63,665,850	64,663,987
3.08% 9/1/41 (d)	4,092,135	4,286,486
3.115% 10/1/35 (d)	94,401	101,215
3.231% 9/1/41 (d)	435,347	457,366
3.242% 4/1/41 (d)	460,922	486,495
3.296% 6/1/41 (d)	519,913	550,717
3.299% 7/1/41 (d)	2,131,888	2,245,991
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.422% 12/1/40 (d)	$ 13,453,087	$ 14,230,541
3.47% 5/1/41 (d)	496,643	524,247
3.5% 1/1/41 to 8/1/43 (b)	252,203,347	263,825,018
3.622% 6/1/41 (d)	716,347	760,824
3.705% 5/1/41 (d)	624,341	663,572
4% 6/1/33 to 10/1/44	195,722,342	210,664,982
4.5% 6/1/25 to 8/1/44 (c)	80,385,321	88,111,443
5% 6/1/20 to 7/1/41	73,752,569	82,799,806
5.141% 4/1/38 (d)	599,738	641,719
5.5% 10/1/17 to 4/1/41	30,232,944	34,074,501
6% 7/1/16 to 12/1/37	5,847,507	6,662,210
6.5% 7/1/15 to 9/1/39	11,193,303	12,870,087
7% 6/1/21 to 9/1/36	3,171,490	3,708,718
7.5% 6/1/15 to 6/1/32	62,656	73,411
8% 7/1/16 to 1/1/37	99,518	120,662
8.5% 5/1/17 to 9/1/29	92,898	110,826
9% 5/1/17 to 10/1/20	381	405
9.5% 5/1/21 to 7/1/21	1,066	1,172
10% 11/15/18 to 8/1/21	420	461
11% 11/1/15 to 9/1/20	506	521
12.5% 6/1/19	3	3
		807,233,995
Ginnie Mae - 24.1%
3% 5/15/42 to 5/15/45	124,543,507	127,677,899
3% 6/1/45 (a)	94,600,000	96,856,484
3.5% 11/15/40 to 5/20/45	205,710,202	216,090,674
3.5% 6/1/45 (a)	49,600,000	52,065,566
3.5% 6/1/45 (a)	58,600,000	61,512,947
3.5% 7/1/45 (a)	49,600,000	51,922,193
4% 2/15/39 to 8/15/43	109,973,581	118,514,683
4% 6/1/45 (a)	37,000,000	39,396,327
4% 6/1/45 (a)	22,300,000	23,744,273
4.39% 6/20/63 (h)	754,010	827,348
4.5% 6/20/33 to 8/15/41	191,657,240	210,513,185
4.505% 2/20/63 (h)	700,799	769,032
5% 12/15/32 to 9/15/41	55,853,113	63,183,084
5.5% 4/15/29 to 9/15/39	9,035,751	10,387,884
6% 10/15/30 to 5/15/40	9,082,691	10,426,204
6.5% 3/20/31 to 10/15/38	910,223	1,061,562
7% 10/15/22 to 3/15/33	3,011,866	3,557,719
7.5% 1/15/17 to 9/15/31	1,409,256	1,656,867
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
8% 8/15/16 to 11/15/29	$ 491,633	$ 573,692
8.5% 4/15/17 to 1/15/31	78,424	94,365
9% 8/15/19 to 1/15/23	4,655	5,215
9.5% 12/15/20 to 2/15/25	1,995	2,249
10.5% 3/20/16 to 1/20/18	5,509	5,894
11% 9/20/15 to 9/20/19	2,006	2,270
		1,090,847,616
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,403,730,996)		4,468,583,670
Collateralized Mortgage Obligations - 11.2%

U.S. Government Agency - 11.2%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9848% 2/25/32 (d)	66,504	67,540
Series 2002-39 Class FD, 1.1834% 3/18/32 (d)	105,814	108,077
Series 2002-60 Class FV, 1.1848% 4/25/32 (d)	137,109	140,354
Series 2002-63 Class FN, 1.1848% 10/25/32 (d)	190,480	194,878
Series 2002-7 Class FC, 0.9348% 1/25/32 (d)	70,428	71,990
Series 2002-94 Class FB, 0.5848% 1/25/18 (d)	102,769	103,085
Series 2003-118 Class S, 7.9153% 12/25/33 (d)(e)(g)	2,244,444	527,704
Series 2006-104 Class GI, 6.4953% 11/25/36 (d)(e)(g)	1,614,675	372,119
Series 2006-33 Class CF, 0.4848% 5/25/36 (d)	1,398,715	1,401,786
Series 2007-53 Class FB, 0.5848% 6/25/37 (d)	8,038,371	8,060,092
Series 2007-57 Class FA, 0.4148% 6/25/37 (d)	1,729,569	1,729,852
Series 2008-76 Class EF, 0.6848% 9/25/23 (d)	957,179	960,416
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	105,125	115,727
Series 1993-207 Class H, 6.5% 11/25/23	1,291,775	1,451,257
Series 1994-23 Class PZ, 6% 2/25/24	3,518,755	3,898,637
Series 1996-28 Class PK, 6.5% 7/25/25	419,876	471,853
Series 1999-17 Class PG, 6% 4/25/29	1,115,587	1,227,899
Series 1999-32 Class PL, 6% 7/25/29	962,023	1,061,551
Series 1999-33 Class PK, 6% 7/25/29	598,761	662,123
Series 2001-52 Class YZ, 6.5% 10/25/31	74,032	83,998
Series 2003-28 Class KG, 5.5% 4/25/23	765,988	839,986
Series 2004-21 Class QE, 4.5% 11/25/32	138,507	142,430
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2005-102 Class CO, 11/25/35 (f)	$ 610,663	$ 561,204
Series 2005-73 Class SA, 17.0697% 8/25/35 (d)(g)	281,954	355,757
Series 2005-81 Class PC, 5.5% 9/25/35	775,565	907,870
Series 2006-105 Class MD, 5.5% 6/25/35	861,793	880,882
Series 2006-12 Class BO, 10/25/35 (f)	2,584,158	2,527,965
Series 2006-37 Class OW, 5/25/36 (f)	320,694	287,288
Series 2006-45 Class OP, 6/25/36 (f)	807,069	717,984
Series 2006-62 Class KP, 4/25/36 (f)	1,112,602	987,388
Series 2011-117 Class PF, 0.5348% 7/25/39 (d)	1,538,631	1,546,328
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	224,876	264,165
Series 1999-25 Class Z, 6% 6/25/29	867,702	984,810
Series 2001-20 Class Z, 6% 5/25/31	1,116,951	1,232,741
Series 2001-31 Class ZC, 6.5% 7/25/31	609,926	706,092
Series 2002-16 Class ZD, 6.5% 4/25/32	304,963	355,447
Series 2002-74 Class SV, 7.3653% 11/25/32 (d)(e)	1,355,376	250,373
Series 2002-79 Class Z, 5.5% 11/25/22	1,568,457	1,771,797
Series 2010-50 Class FA, 0.5348% 1/25/24 (d)	62,826	62,829
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	4,216,688	567,421
Series 06-116 Class SG, 6.4553% 12/25/36 (d)(e)(g)	1,101,623	209,220
Series 07-40 Class SE, 6.2553% 5/25/37 (d)(e)(g)	682,860	109,179
Series 1993-165 Class SH, 19.2772% 9/25/23 (d)(g)	51,521	69,757
Series 2003-21 Class SK, 7.9153% 3/25/33 (d)(e)(g)	196,659	53,471
Series 2003-35 Class TQ, 7.3153% 5/25/18 (d)(e)(g)	103,605	7,182
Series 2005-72 Class ZC, 5.5% 8/25/35	6,491,443	7,341,597
Series 2007-57 Class SA, 39.5115% 6/25/37 (d)(g)	517,752	1,035,165
Series 2007-66:
Class FB, 0.5848% 7/25/37 (d)	2,061,113	2,075,614
Class SA, 38.4915% 7/25/37 (d)(g)	766,800	1,478,175
Class SB, 38.4915% 7/25/37 (d)(g)	338,177	640,965
Series 2008-12 Class SG, 6.1653% 3/25/38 (d)(e)(g)	4,728,364	862,957
Series 2009-114 Class AI, 5% 12/25/23 (e)	957,589	43,129
Series 2009-16 Class SA, 6.0653% 3/25/24 (d)(e)(g)	608,772	24,957
Series 2009-76 Class MI, 5.5% 9/25/24 (e)	470,099	24,401
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	$ 492,851	$ 40,127
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	750,978	59,503
Series 2010-112 Class SG, 6.1753% 6/25/21 (d)(e)(g)	678,452	51,609
Series 2010-12 Class AI, 5% 12/25/18 (e)	1,937,895	108,058
Series 2010-135 Class LS, 5.8653% 12/25/40 (d)(e)(g)	4,208,774	737,371
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	4,175,208	592,408
Series 2010-17 Class DI, 4.5% 6/25/21 (e)	501,648	30,040
Series 2010-23:
Class AI, 5% 12/25/18 (e)	827,861	43,555
Class HI, 4.5% 10/25/18 (e)	555,803	28,441
Series 2010-29 Class LI, 4.5% 6/25/19 (e)	1,757,295	84,812
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	1,601,101	119,993
Series 2011-39 Class ZA, 6% 11/25/32	2,832,371	3,188,176
Series 2011-67 Class AI, 4% 7/25/26 (e)	1,302,283	143,030
Series 2011-83 Class DI, 6% 9/25/26 (e)	2,122,009	292,546
Series 2013-N1 Class A, 6.5353% 6/25/35 (d)(e)(g)	3,301,783	713,723
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (e)	302,692	16,607
Class 5, 5.5% 7/25/33 (e)	634,043	127,487
Series 343 Class 16, 5.5% 5/25/34 (e)	512,807	98,790
Series 348 Class 14, 6.5% 8/25/34 (d)(e)	359,651	79,892
Series 351:
Class 12, 5.5% 4/25/34 (d)(e)	251,715	49,024
Class 13, 6% 3/25/34 (e)	335,345	68,302
Series 359 Class 19, 6% 7/25/35 (d)(e)	238,176	50,367
Series 384 Class 6, 5% 7/25/37 (e)	3,065,639	599,692
Freddie Mac:
floater:
Series 2412 Class FK, 0.9815% 1/15/32 (d)	53,447	54,260
Series 2423 Class FA, 1.0815% 3/15/32 (d)	76,729	78,239
Series 2424 Class FM, 1.1815% 3/15/32 (d)	98,708	101,021
Series 2432:
Class FE, 1.0815% 6/15/31 (d)	133,301	135,970
Class FG, 1.0815% 3/15/32 (d)	45,869	46,753
Series 3346 Class FA, 0.4115% 2/15/19 (d)	450,478	451,008
Series 3830 Class FD, 0.5415% 3/15/41 (d)	7,504,769	7,541,850
floater planned amortization class Series 3153 Class FX, 0.5315% 5/15/36 (d)	2,829,994	2,839,512
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater target amortization class Series 3366 Class FD, 0.4315% 5/15/37 (d)	$ 3,223,026	$ 3,221,081
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (f)	2,098,024	1,971,255
Series 2095 Class PE, 6% 11/15/28	1,182,348	1,309,095
Series 2101 Class PD, 6% 11/15/28	112,695	124,164
Series 2121 Class MG, 6% 2/15/29	492,457	543,417
Series 2131 Class BG, 6% 3/15/29	3,265,567	3,613,388
Series 2137 Class PG, 6% 3/15/29	532,479	587,957
Series 2154 Class PT, 6% 5/15/29	801,186	883,723
Series 2162 Class PH, 6% 6/15/29	205,856	226,362
Series 2425 Class JH, 6% 3/15/17	97,470	100,952
Series 2520 Class BE, 6% 11/15/32	1,135,726	1,255,476
Series 2585 Class KS, 7.4185% 3/15/23 (d)(e)(g)	80,394	12,217
Series 2693 Class MD, 5.5% 10/15/33	3,020,301	3,426,921
Series 2802 Class OB, 6% 5/15/34	2,325,687	2,607,819
Series 2937 Class KC, 4.5% 2/15/20	3,094,624	3,250,096
Series 2962 Class BE, 4.5% 4/15/20	3,073,922	3,247,450
Series 3002 Class NE, 5% 7/15/35	3,197,224	3,538,401
Series 3110 Class OP, 9/15/35 (f)	1,499,144	1,443,408
Series 3119 Class PO, 2/15/36 (f)	2,296,400	2,013,728
Series 3121 Class KO, 3/15/36 (f)	479,067	426,442
Series 3123 Class LO, 3/15/36 (f)	1,377,366	1,223,001
Series 3145 Class GO, 4/15/36 (f)	1,308,766	1,206,018
Series 3189 Class PD, 6% 7/15/36	2,745,136	3,169,345
Series 3225 Class EO, 10/15/36 (f)	859,298	764,308
Series 3258 Class PM, 5.5% 12/15/36	1,347,218	1,522,560
Series 3415 Class PC, 5% 12/15/37	1,262,794	1,367,806
Series 3786 Class HI, 4% 3/15/38 (e)	3,695,979	439,396
Series 3806 Class UP, 4.5% 2/15/41	7,051,878	7,670,507
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,943,750
sequential payer:
Series 2135 Class JE, 6% 3/15/29	227,050	250,425
Series 2274 Class ZM, 6.5% 1/15/31	251,261	290,646
Series 2281 Class ZB, 6% 3/15/30	645,209	708,744
Series 2303 Class ZV, 6% 4/15/31	267,814	296,633
Series 2357 Class ZB, 6.5% 9/15/31	1,898,267	2,212,486
Series 2502 Class ZC, 6% 9/15/32	581,031	646,116
Series 2519 Class ZD, 5.5% 11/15/32	1,051,253	1,149,574
Series 2546 Class MJ, 5.5% 3/15/23	492,011	528,969
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2601 Class TB, 5.5% 4/15/23	$ 231,693	$ 260,590
Series 2998 Class LY, 5.5% 7/15/25	593,265	655,280
Series 4302 Class DA, 3% 7/15/39	18,139,722	18,904,638
Series 06-3115 Class SM, 6.4185% 2/15/36 (d)(e)(g)	906,877	150,620
Series 2013-4281 Class AI, 4% 12/15/28 (e)	14,243,382	1,660,025
Series 2844:
Class SC, 45.5936% 8/15/24 (d)(g)	31,432	55,186
Class SD, 84.0372% 8/15/24 (d)(g)	46,242	112,873
Series 2935 Class ZK, 5.5% 2/15/35	7,176,385	8,246,479
Series 2947 Class XZ, 6% 3/15/35	3,200,725	3,623,735
Series 3055 Class CS, 6.4085% 10/15/35 (d)(e)	1,306,414	251,033
Series 3244 Class SG, 6.4785% 11/15/36 (d)(e)(g)	2,944,966	554,719
Series 3274 Class SM, 6.2485% 2/15/37 (d)(e)	1,509,153	210,695
Series 3284 Class CI, 5.9385% 3/15/37 (d)(e)	7,010,377	1,252,598
Series 3287 Class SD, 6.5685% 3/15/37 (d)(e)(g)	4,568,685	1,055,284
Series 3297 Class BI, 6.5785% 4/15/37 (d)(e)(g)	6,613,012	1,323,293
Series 3336 Class LI, 6.3985% 6/15/37 (d)(e)	2,532,157	393,480
Series 3772 Class BI, 4.5% 10/15/18 (e)	2,034,657	106,596
Series 3949 Class MK, 4.5% 10/15/34	2,287,487	2,490,572
Series 4181 Class LA, 3% 3/15/37	6,483,426	6,738,776
Series 4471 Class PA 4% 12/15/40	31,398,850	33,518,272
target amortization class Series 2156 Class TC, 6.25% 5/15/29	679,962	749,391
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0815% 2/15/24 (d)	273,755	277,341
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	520,644	574,638
Series 2056 Class Z, 6% 5/15/28	921,641	1,017,406
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5075% 6/16/37 (d)(e)(g)	1,270,031	207,579
Series 2010-H03 Class FA, 0.7315% 3/20/60 (d)(h)	13,423,497	13,459,083
Series 2010-H17 Class FA, 0.5115% 7/20/60 (d)(h)	1,474,762	1,468,136
Series 2010-H18 Class AF, 0.4776% 9/20/60 (d)(h)	1,728,563	1,718,243
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H19 Class FG, 0.4776% 8/20/60 (d)(h)	$ 2,101,902	$ 2,089,537
Series 2010-H27 Series FA, 0.5576% 12/20/60 (d)(h)	3,497,811	3,491,616
Series 2011-H05 Class FA, 0.6776% 12/20/60 (d)(h)	5,644,379	5,655,115
Series 2011-H07 Class FA, 0.6776% 2/20/61 (d)(h)	10,614,906	10,633,228
Series 2011-H12 Class FA, 0.6676% 2/20/61 (d)(h)	14,377,174	14,397,460
Series 2011-H13 Class FA, 0.6776% 4/20/61 (d)(h)	5,480,145	5,490,399
Series 2011-H14:
Class FB, 0.6776% 5/20/61 (d)(h)	6,494,563	6,508,540
Class FC, 0.6776% 5/20/61 (d)(h)	5,811,903	5,823,544
Series 2011-H17 Class FA, 0.7076% 6/20/61 (d)(h)	7,695,562	7,717,248
Series 2011-H20 Class FA, 0.7276% 9/20/61 (d)(h)	16,435,062	16,502,397
Series 2011-H21 Class FA, 0.7776% 10/20/61 (d)(h)	8,496,878	8,544,605
Series 2012-6 Class FG, 0.5825% 4/16/40 (d)	5,113,419	5,134,984
Series 2012-H01 Class FA, 0.8776% 11/20/61 (d)(h)	7,195,249	7,265,993
Series 2012-H03 Class FA, 0.8776% 1/20/62 (d)(h)	4,500,742	4,544,867
Series 2012-H06 Class FA, 0.8076% 1/20/62 (d)(h)	6,989,081	7,037,641
Series 2012-H07 Class FA, 0.8076% 3/20/62 (d)(h)	4,121,667	4,157,579
Series 2012-H23 Class WA, 0.6976% 10/20/62 (d)(h)	226,057	226,746
Series 2012-H26, Class CA, 0.7076% 7/20/60 (d)(h)	15,802,635	15,876,623
Series 2013-H07 Class BA, 0.5376% 3/20/63 (d)(h)	260,479	258,863
Series 2014-H03 Class FA, 0.7776% 1/20/64 (d)(h)	6,597,736	6,639,527
Series 2014-H05 Class FB, 0.7776% 12/20/63 (d)(h)	16,045,395	16,154,648
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2014-H11 Class BA, 0.6776% 6/20/64 (d)(h)	$ 5,572,946	$ 5,585,173
Series 2015-H07 Class FA, 0.3% 3/20/65 (d)(h)	28,324,629	28,317,605
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	1,109,693	1,274,248
Series 1997-8 Class PE, 7.5% 5/16/27	459,301	545,050
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	2,856,715	430,540
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	4,524,677	5,082,762
Series 2004-32 Class GS, 6.3167% 5/16/34 (d)(e)(g)	663,015	144,339
Series 2004-73 Class AL, 7.0167% 8/17/34 (d)(e)(g)	792,986	172,941
Series 2007-35 Class SC, 39.105% 6/16/37 (d)(g)	56,023	107,605
Series 2010-14 Class SN, 5.7675% 2/16/40 (d)(e)(g)	5,315,820	949,617
Series 2010-H10 Class FA, 0.5115% 5/20/60 (d)(h)	4,603,919	4,582,097
Series 2012-76 Class GS, 6.5175% 6/16/42 (d)(e)(g)	2,741,460	581,494
Series 2012-97 Class JS, 6.0675% 8/16/42 (d)(e)(g)	8,717,921	1,537,319
Series 2013-124:
Class ES, 8.4213% 4/20/39 (d)(g)	6,306,490	7,293,442
Class ST, 8.5547% 8/20/39 (d)(g)	11,846,739	13,685,625
Series 2015-H13 Class FL, 0.3% 3/20/65 (d)(h)	49,110,000	49,110,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $500,235,872)		507,990,844
Commercial Mortgage Securities - 2.7%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5313% 4/25/19 (d)	2,359,842	2,348,238
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	42,446,797	44,204,251
Series K034 Class A2, 3.531% 7/25/23	21,113,377	22,781,693
Series K042 Class A1, 2.267% 6/25/24	15,224,288	15,404,592
Commercial Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac: - continued
Series K716 Class A2, 3.13% 6/25/21	$ 6,312,731	$ 6,692,903
Freddie Mac Multi-family Strutured Pass-thru Certificates sequential payer Series K718 Class A2, 2.791% 1/25/22	27,900,000	28,949,344
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $116,131,821)		120,381,021
Cash Equivalents - 11.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.12%, dated 5/29/15 due 6/1/15 (Collateralized by U.S. Government Obligations) # (Cost $524,013,000)	$ 524,018,240	524,013,000
TOTAL INVESTMENT PORTFOLIO - 124.2% (Cost $5,544,111,689)		5,620,968,535
NET OTHER ASSETS (LIABILITIES) - (24.2%)		(1,096,127,548)
NET ASSETS - 100%		$ 4,524,840,987
TBA Sale Commitments
	Principal Amount
Fannie Mae
2.5% 6/1/30	$ (22,600,000)	(23,090,845)
3% 6/1/45	(26,200,000)	(26,535,685)
3% 6/1/45	(18,300,000)	(18,534,467)
3% 6/1/45	(7,900,000)	(8,001,218)
3.5% 6/1/45	(53,400,000)	(55,769,620)
3.5% 6/1/45	(64,000,000)	(66,839,994)
3.5% 6/1/45	(39,100,000)	(40,835,059)
4.5% 6/1/45	(13,000,000)	(14,133,438)
TOTAL FANNIE MAE		(253,740,326)
TBA Sale Commitments - continued
	Principal Amount	Value
Ginnie Mae
3% 6/1/45	$ (29,000,000)	$ (29,673,609)
3.5% 6/1/45	(49,600,000)	(52,065,566)
TOTAL GINNIE MAE		(81,739,175)
TOTAL TBA SALE COMMITMENTS (Proceeds $334,696,660)		$ (335,479,501)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Jun. 2025	$ 64,600,000	3-month LIBOR	2.75%	$ (530,055)	$ -	$ (530,055)
CME	Jun. 2045	22,000,000	3-month LIBOR	3.25%	53,968	-	53,968
LCH	Jun. 2020	63,000,000	3-month LIBOR	2.25%	(48,323)	-	(48,323)
TOTAL INTEREST RATE SWAPS					$ (524,410)	$ -	$ (524,410)

(1) Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $6,396,608.

(c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $815,754.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$524,013,000 due 6/01/15 at 0.12%
Commerz Markets LLC	$ 524,013,000
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

During the period, 63,076,723 shares of the Fund held by the Fidelity Total Bond Fund and Fidelity Series Investment Grade Bond Fund, which are affiliated investment companies managed by FMR Co., Inc., an affiliate of FMR, were redeemed for cash and investments, including accrued interest, with a value of $6,814,140,957. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $5,543,741,468. Net unrealized appreciation aggregated $77,227,067, of which $87,834,423 related to appreciated investment securities and $10,607,356 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015